Notes Receivable, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Notes Receivable, Net
Notes receivable, net	$ 3.5	$ 3.6
Notes receivable accrued interest	1.0	0.9
Notes receivable valuation allowances	0.7	0.5
Interest forgiven	$ 0.3	$ 0.1
Minimum
Notes Receivable, Net
Interest rates	5.00%
Maximum
Notes Receivable, Net
Interest rates	10.00%